Income Taxes - Components of income (loss) and provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Components of income (loss) before income taxes
United States	$ (70,566)	$ (76,136)	$ (33,827)
Foreign	59,484	49,699	90,623
Income (Loss) from continuing operations before income taxes	(11,082)	(26,437)	56,796
Current:
Federal	(4,070)	(1,679)	(4,567)
State	878	(618)	617
Foreign	13,869	8,249	20,266
Total current	10,677	5,952	16,316
Deferred:
Federal	2,257	(16,256)	24,834
State	569	(4,333)	4,857
Foreign	1,155	280	619
Total deferred	3,981	(20,309)	30,310
Provision (benefit) for income taxes	$ 14,658	$ (14,357)	$ 46,626